Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 24, 2024	Aug. 31, 2025
SWP Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		SWP Growth & Income ETF NAV
Accumulated Value	$ 10,000	$ 11,148
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index Total Return
Accumulated Value	10,000	$ 11,408
S&P 500 Dividend Aristocrats Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Dividend Aristocrats Total Return Index
Accumulated Value	$ 10,000	$ 10,072